Fair Value Measurements (Details 1) - Level 3 [Member] $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fair value as of January 1, 2017	$ 1,070
Accretion of payments obligation	81
Total fair value as of June 30, 2017 (Unaudited)	$ 1,151